4. CONVERTIBLE NOTES PAYABLE	9 Months Ended
May 31, 2014
Notes to Financial Statements
4. CONVERTIBLE NOTES PAYABLE

On October 30, 2013 the Company sold convertible notes having an aggregate principal amount of $2,255,000 (the “2013 Convertible Notes”), to 22 accredited investors, under the following general terms (the " 2013 Convertible Note Offering"):

●	the maturity date of the 2013 Convertible Notes is April 30, 2015;
●	the principal amount of the 2013 Convertible Notes is convertible into shares of the Company’s common stock at a price of $1.00 per share;
●	the 2013 Convertible Notes bear interest at 10% per annum payable, at the Company’s election, in cash or shares of its common stock at a rate of $1.25 per share;
●	the interest rate payable on the 2013 Convertible Notes will escalate to 12.5% or 15.0% per annum for the entire period during which the 2013 Convertible Notes are outstanding, in the event the Company does not complete its migration to a senior stock exchange (which may include the TSX Venture Exchange in Canada) by July 30, 2014 or October 31, 2014 , respectively, from date of issuance; and
●	the Company also issued stock purchase warrants in connection with the 2013 Convertible Note Offering providing for the purchase of up to 1,127,500 shares of its common stock (1 full share for each $2.00 invested in the 2013 Convertible Notes”) at an exercise price of $1.25 per share for a period of three years (the "Stock Purchase Warrants”).

In the event the Company completes its migration to a senior stock exchange after July 30, 2014 but before October 31, 2014, the interest the Company will pay on the convertible notes from the date of the issuance until maturity, assuming none of the notes are converted into shares of the Company’s common stock, will be $422,812.

In the event the Company does not complete its migration to a senior stock exchange by October 31, 2014, the interest the Company will pay on the convertible notes from the date of the issuance until maturity, assuming none of the notes are converted into shares of the Company’s common stock, will be $507,375.

The Company applied the Black-Scholes option pricing model to determine the fair market value of the stock purchase warrants issued in connection with the 2013 Convertible Note Offering. In applying the model, the Company used the following parameters: contractual lives of 3 years, historical stock price volatility of 73%, a risk-free rate of 4.5% and an annual dividend rate of 0%. As a result, the Company determined that the total fair market value of the Stock Purchase Warrants was $533,803, and that amount was recognized as a discount against the principal of 2013 Convertible Notes. During the three and nine month periods ended May 31, 2014, $147,800 and $207,590, respectively, of the 2013 Convertible Note discount was amortized to interest expense. At May 31, 2014, the principal balance on the 2013 Convertible Notes, net of discount was $1,928,787, all of which is considered a current liability.

During the nine months ended May 31, 2014, the Company also paid $176,400 in finder’s fees and recognized $132,148 in interest expense relating to the 2013 Convertible Notes. During the three months ended May 31, 2014, the Company recognized $56,375 in interest expense relating to the 2013 Convertible Notes.